Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contractual undiscounted payments
Loan facilities (Note 15.1)		$ 98,332
Lease liabilities (Note 15.1)	$ 8,379	5,394
Advance invoiced customers (Note 15.2)	5,447	7,367
Accounts payable (Note 15.2)	8,668	6,658
Less than 1 year
Contractual undiscounted payments
Lease liabilities (Note 15.1)	2,952	2,428
Advance invoiced customers (Note 15.2)	5,447	7,367
Accounts payable (Note 15.2)	8,668	6,658
1 to 3 years
Contractual undiscounted payments
Lease liabilities (Note 15.1)	3,124	2,629
3 to 5 years
Contractual undiscounted payments
Loan facilities (Note 15.1)		98,332
Lease liabilities (Note 15.1)	2,262	108
More than 5 years
Contractual undiscounted payments
Lease liabilities (Note 15.1)	$ 40	$ 229